Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Schedule of segment reporting	The table below summarises the segmental information disclosed in note 2.1 and 2.2:

		31 December 2024								31 December 2023								31 December 2022
		Group	America s	Southern Africa			Europe	Australia	Group	Group	Americas	Southern Africa			Europe	Australia	Group	Group	Americas	Southern Africa			Europe	Group
Figures in million – SA rand	Notes	Total	Total US operatio ns	Total SA operatio ns	Total SA PGM	Total SA gold	Total EU operatio ns	Total AUS operatio ns	Group Corpor ate and reconci ling items[1]	Total	Total US PGM operatio ns	Total SA operatio ns	Total SA PGM	Total SA gold	Total EU operati ons	Total AUS operatio ns	Group Corpor ate and reconci ling items[1]	Total	Total US PGM operatio ns	Total SA operatio ns	Total SA PGM	Total SA gold	Total EU operati ons	Group Corpor ate and reconci ling items[1]
Revenue		112,129	23,087	82,402	51,257	31,145	2,784	3,983	(127)	113,684	23,812	84,736	55,593	29,143	3,024	2,251	(139)	138,288	46,090	89,507	71,665	17,842	3,140	(449)
Underground		78,867	9,207	69,787	48,314	21,473	—	—	(127)	83,612	10,494	73,257	52,375	20,882	—	—	(139)	92,325	13,823	78,951	68,182	10,769	—	(449)
Surface		16,598	—	12,615	2,943	9,672	—	3,983	—	13,730	—	11,479	3,218	8,261	—	2,251	—	10,556	—	10,556	3,483	7,073	—	—
Recycling/processing		16,664	13,880	—	—	—	2,784	—	—	16,342	13,318	—	—	—	3,024	—	—	35,407	32,267	—	—	—	3,140	—
Cost of sales, before amortisation and depreciation		(96,398)	(23,128)	(66,560)	(42,963)	(23,597)	(3,384)	(3,326)	—	(89,756)	(22,391)	(60,780)	(36,699)	(24,081)	(4,329)	(2,256)	—	(94,537)	(38,452)	(52,454)	(32,280)	(20,174)	(3,631)	—
Underground		(67,784)	(9,848)	(57,936)	(40,994)	(16,942)	—	—	—	(62,482)	(9,680)	(52,802)	(34,819)	(17,983)	—	—	—	(52,734)	(7,459)	(45,275)	(30,528)	(14,747)	—	—
Surface		(11,950)	—	(8,624)	(1,969)	(6,655)	—	(3,326)	—	(10,234)	—	(7,978)	(1,880)	(6,098)	—	(2,256)	—	(7,179)	—	(7,179)	(1,752)	(5,427)	—	—
Recycling/processing		(16,664)	(13,280)	—	—	—	(3,384)	—	—	(17,040)	(12,711)	—	—	—	(4,329)	—	—	(34,624)	(30,993)	—	—	—	(3,631)	—
Amortisation and depreciation		(8,810)	(2,105)	(6,547)	(3,647)	(2,900)	(38)	(118)	(2)	(10,012)	(3,390)	(5,357)	(2,975)	(2,382)	(206)	(1,059)	—	(7,087)	(2,803)	(4,126)	(2,418)	(1,708)	(158)	—
Interest income		1,337	313	966	468	498	53	2	3	1,369	213	1,089	478	611	53	10	4	1,203	309	893	402	491	—	1
Finance expense		(4,571)	(1,791)	(1,948)	(611)	(1,337)	(204)	(302)	(326)	(3,299)	(1,134)	(1,603)	(706)	(897)	(67)	(184)	(311)	(2,840)	(952)	(1,547)	(831)	(716)	(15)	(326)
Share-based payments		(251)	(35)	(178)	(99)	(79)	(13)	(5)	(20)	(113)	(39)	(71)	(18)	(53)	6	—	(9)	(218)	(47)	(169)	(73)	(96)	—	(2)
Gain/(loss)on financial instruments	7	5,433	1,869	3,128	2,341	787	772	(269)	(67)	235	(2,064)	1,938	1,957	(19)	(168)	515	14	(4,279)	(242)	(4,188)	(3,477)	(711)	144	7
Gain/(loss) on foreign exchange differences		(215)	(3)	(74)	(53)	(21)	(97)	12	(53)	1,973	12	1,920	1,894	26	55	(39)	25	616	(8)	623	208	415	(49)	50
Share of results of equity- accounted investees after tax		212	(7)	230	(97)	327	—	—	(11)	(1,174)	—	(1,156)	(1,471)	315	—	—	(18)	1,287	—	1,298	1,062	236	—	(11)
Other costs	8.1	(4,722)	(314)	(3,470)	(1,259)	(2,211)	(489)	(237)	(212)	(5,858)	(108)	(3,411)	(1,441)	(1,970)	(2,096)	(223)	(20)	(3,679)	(129)	(3,379)	(1,616)	(1,763)	(116)	(55)
Other income	8.2	2,630	863	452	202	250	1,030	213	72	1,232	12	1,071	571	500	102	42	5	1,110	102	963	385	578	45	—
Gain/(loss) on disposal of property, plant and equipment		55	(40)	95	33	62	—	—	—	105	(45)	150	79	71	—	—	—	162	5	157	54	103	—	—
(Impairments)/reversal of impairments	10	(9,173)	(8,824)	(17)	(124)	107	(221)	(111)	—	(47,454)	(38,919)	(3,239)	(506)	(2,733)	(1,607)	(3,689)	—	6	—	6	6	—	—	—
Gain on acquisition		—	—	—	—	—	—	—	—	898	—	898	898	—	—	—	—	—	—	—	—	—	—	—
Occupational healthcare gain		76	—	76	—	76	—	—	—	365	—	365	—	365	—	—	—	211	—	211	—	211	—	—
Restructuring costs		(550)	(126)	(424)	(271)	(153)	—	—	—	(515)	(41)	(474)	(351)	(123)	—	—	—	(363)	(2)	(361)	(26)	(335)	—	—
Transaction costs		(851)	(213)	—	—	—	(193)	(21)	(424)	(474)	(27)	—	—	—	—	(2)	(445)	(152)	(8)	(2)	(3)	1	—	(142)
Royalties and carbon tax		(545)	—	(329)	(212)	(117)	—	(216)	—	(1,052)	—	(921)	(805)	(116)	—	(131)	—	(1,824)	—	(1,824)	(1,772)	(52)	—	—
Mining and income tax		(1,496)	(61)	(1,421)	(1,097)	(324)	4	—	(18)	2,416	7,612	(5,116)	(4,152)	(964)	(44)	(2)	(34)	(8,924)	(340)	(8,541)	(9,705)	1,164	(39)	(4)
Current taxation		(1,418)	(146)	(1,261)	(1,246)	(15)	—	—	(11)	(3,178)	343	(3,408)	(3,081)	(327)	(80)	(2)	(31)	(9,282)	(655)	(8,623)	(8,373)	(250)	—	(4)
Deferred taxation		(78)	85	(160)	149	(309)	4	—	(7)	5,594	7,269	(1,708)	(1,071)	(637)	36	—	(3)	358	315	82	(1,332)	1,414	(39)	—
(Loss)/profit for the year		(5,710)	(10,515)	6,381	3,868	2,513	4	(395)	(1,185)	(37,430)	(36,497)	10,039	12,346	(2,307)	(5,277)	(4,767)	(928)	18,980	3,523	17,067	21,581	(4,514)	(679)	(931)
Sustaining capital expenditure		(4,489)	(633)	(3,497)	(2,566)	(931)	(173)	(186)	—	(6,056)	(2,180)	(3,514)	(2,057)	(1,457)	(248)	(114)	—	(4,946)	(1,185)	(3,671)	(2,056)	(1,615)	(90)	—
Ore reserve development		(7,229)	(1,920)	(5,309)	(2,472)	(2,837)	—	—	—	(9,137)	(3,889)	(5,248)	(2,551)	(2,697)	—	—	—	(6,640)	(2,887)	(3,753)	(2,123)	(1,630)	—	—
Growth projects		(10,822)	(291)	(4,292)	(807)	(3,485)	(6,221)	(16)	(2)	(6,886)	(774)	(3,591)	(1,038)	(2,553)	(2,470)	(51)	—	(4,313)	(1,345)	(2,239)	(925)	(1,314)	(729)	—
Total capital expenditure		(22,540)	(2,844)	(13,098)	(5,845)	(7,253)	(6,394)	(202)	(2)	(22,079)	(6,843)	(12,353)	(5,646)	(6,707)	(2,718)	(165)	—	(15,899)	(5,417)	(9,663)	(5,104)	(4,559)	(819)	—
			note 2.1				note 2.2				note 2.1				note 2.2				note 2.1				note 2.2
1Group corporate includes the Wheaton Stream transaction and mainly includes, corporate tax, interest and transaction costs
2.1    US PGM and total SA operations

Figures in million – SA rand	Total US operations	Total US PGM	Undergro und	Recycling	Reldan operations[1]	Total SA operations	Total SA PGM	Rustenbur g	Marikana	Kroondal	Platinum Mile	Mimosa	Corporate and reconciling items[2]	Total SA gold	Driefontein	Kloof	Beatrix	Cooke	DRDGOLD	Corporate and reconciling items[2]
2024
Revenue	23,087	16,781	9,207	7,574	6,306	82,402	51,257	19,515	25,311	5,182	1,249	3,104	(3,104)	31,145	9,848	6,769	5,329	1,697	7,068	434
Underground	9,207	9,207	9,207	—	—	69,787	48,314	17,469	25,311	5,182	352	3,104	(3,104)	21,473	9,759	5,970	5,310	—	—	434
Surface	—	—	—	—	—	12,615	2,943	2,046	—	—	897	—	—	9,672	89	799	19	1,697	7,068	—
Recycling/processing	13,880	7,574	—	7,574	6,306	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Cost of sales, before amortisation and depreciation[3,4]	(23,128)	(17,096)	(9,848)	(7,248)	(6,032)	(66,560)	(42,963)	(16,601)	(20,912)	(4,624)	(826)	(2,483)	2,483	(23,597)	(6,948)	(6,326)	(4,260)	(1,579)	(4,484)	—
Underground	(9,848)	(9,848)	(9,848)	—	—	(57,936)	(40,994)	(15,292)	(20,912)	(4,624)	(166)	(2,483)	2,483	(16,942)	(6,933)	(5,774)	(4,235)	—	—	—
Surface	—	—	—	—	—	(8,624)	(1,969)	(1,309)	—	—	(660)	—	—	(6,655)	(15)	(552)	(25)	(1,579)	(4,484)	—
Recycling/processing	(13,280)	(7,248)	—	(7,248)	(6,032)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Amortisation and depreciation	(2,105)	(1,934)	(1,929)	(5)	(171)	(6,547)	(3,647)	(1,162)	(1,884)	(487)	(43)	(334)	263	(2,900)	(1,380)	(788)	(395)	—	(312)	(25)
Interest income	313	305	305	—	8	966	468	86	224	135	23	6	(6)	498	81	82	46	27	230	32
Finance expense	(1,791)	(1,761)	(1,761)	—	(30)	(1,948)	(611)	(3,240)	(392)	(131)	—	(45)	3,197	(1,337)	(260)	(294)	(193)	(132)	(78)	(380)
Share-based payments	(35)	(35)	(35)	—	—	(178)	(99)	(31)	(47)	(18)	(1)	—	(2)	(79)	(17)	(12)	(7)	—	(27)	(16)
Gain/(loss) on financial instruments	1,869	1,733	1,733	—	136	3,128	2,341	11,878	1,249	(2)	—	—	(10,784)	787	19	18	11	39	19	681
(Loss)/gain on foreign exchange differences	(3)	(5)	(5)	—	2	(74)	(53)	66	(31)	(73)	3	(129)	111	(21)	—	—	—	—	11	(32)
Share of results of equity-accounted investees after tax	(7)	—	—	—	(7)	230	(97)	—	—	—	—	—	(97)	327	—	—	—	—	—	327
Other costs[5]	(314)	(309)	(309)	—	(5)	(3,470)	(1,259)	(2)	(789)	(259)	(235)	(5)	31	(2,211)	(66)	(369)	(39)	(1,232)	(24)	(481)
Other income	863	863	863	—	—	452	202	1	158	1	—	3	39	250	3	—	13	—	1	233
(Loss)/gain on disposal of property, plant and equipment	(40)	(40)	(40)	—	—	95	33	17	15	1	—	(1)	1	62	18	17	24	—	1	2
(Impairments)/reversal of impairments	(8,824)	(8,824)	(8,824)	—	—	(17)	(124)	—	(112)	9	—	(26)	5	107	—	—	—	—	—	107
Gain on acquisition	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Occupational healthcare gain	—	—	—	—	—	76	—	—	—	—	—	—	—	76	—	—	—	—	—	76
Restructuring costs	(126)	(126)	(126)	—	—	(424)	(271)	(47)	(218)	(4)	—	—	(2)	(153)	(14)	(3)	(10)	—	—	(126)
Transaction costs	(213)	(26)	(26)	—	(187)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Royalties and carbon tax	—	—	—	—	—	(329)	(212)	(82)	(118)	(12)	—	(131)	131	(117)	(49)	(34)	(56)	(6)	—	28
Mining and income tax	(61)	(88)			27	(1,421)	(1,097)	(545)	(456)	—	(46)	(56)	6	(324)	(576)	(421)	(351)	—	(650)	1,674
Current taxation	(146)	(21)			(125)	(1,261)	(1,246)	(673)	(437)	(17)	(39)	—	(80)	(15)	(3)	(2)	(1)	—	3	(12)
Deferred taxation	85	(67)			152	(160)	149	128	(19)	17	(7)	(56)	86	(309)	(573)	(419)	(350)	—	(653)	1,686
(Loss)/profit for the year	(10,515)	(10,562)			47	6,381	3,868	9,853	1,998	(282)	124	(97)	(7,728)	2,513	659	(1,361)	112	(1,186)	1,755	2,534

Cost of sales before amortisation and depreciation consists of the following[4]:
Salaries and wages	(4,947)	(4,687)	(4,687)	—	(260)	(25,546)	(16,691)	(5,806)	(8,533)	(2,301)	(51)	(45)	45	(8,855)	(3,388)	(2,438)	(2,002)	(262)	(765)	—
Consumable stores	(2,852)	(2,808)	(2,808)	—	(44)	(18,789)	(13,232)	(3,617)	(7,653)	(1,776)	(186)	—	—	(5,557)	(1,338)	(1,239)	(938)	(687)	(1,355)	—
Utilities	(624)	(613)	(613)	—	(11)	(10,362)	(4,658)	(1,975)	(1,937)	(744)	(2)	(259)	259	(5,704)	(2,228)	(1,679)	(497)	(683)	(617)	—
Mine contracts	(920)	(920)	(920)	—	—	(5,529)	(2,368)	(693)	(379)	(1,092)	(204)	—	—	(3,161)	(700)	(654)	(429)	(511)	(867)	—
Recycling	(13,280)	(7,248)	—	(7,248)	(6,032)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other	(505)	(820)	(820)	—	315	(6,334)	(6,014)	(4,510)	(2,410)	1,289	(383)	(2,179)	2,179	(320)	706	(316)	(394)	564	(880)	—
Total cost of sales before amortisation and depreciation	(23,128)	(17,096)	(9,848)	(7,248)	(6,032)	(66,560)	(42,963)	(16,601)	(20,912)	(4,624)	(826)	(2,483)	2,483	(23,597)	(6,948)	(6,326)	(4,260)	(1,579)	(4,484)	—

Capital expenditure
Sustaining capital expenditure	(633)	(623)	(611)	(12)	(10)	(3,497)	(2,566)	(903)	(1,118)	(503)	(42)	(548)	548	(931)	(380)	(247)	(64)	—	(240)	—
Ore reserve development	(1,920)	(1,920)	(1,920)	—	—	(5,309)	(2,472)	(699)	(1,773)	—	—	—	—	(2,837)	(1,663)	(932)	(242)	—	—	—
Growth projects	(291)	(291)	(291)	—	—	(4,292)	(807)	(101)	(680)	—	(18)	—	(8)	(3,485)	—	—	—	—	(3,131)	(354)
Total capital expenditure	(2,844)	(2,834)	(2,822)	(12)	(10)	(13,098)	(5,845)	(1,703)	(3,571)	(503)	(60)	(548)	540	(7,253)	(2,043)	(1,179)	(306)	—	(3,371)	(354)
1Reldan's results are included for the nine and a half months ended 31 December 2024 since the effective date of acquisition (see note 16.1)
2Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals, such as intercompany eliminations and share of results of equity-accounted investees after tax. This does not represent a separate segment as it does not generate revenue
3Included in cost of sales, before amortisation and depreciation is total write-down of inventory to net realisable value amounting to R4,784 million. This write-down mainly relates to PGM in process and PGM finished goods of R3,843 million and R844 million, respectively, of which R3,774 million, R588 million, R264 million and R61 million, relates to Stillwater, SRPM, Kroondal and Marikana, respectively, as a result of the lower commodity price environment
4The Group disaggregated the cost of sales before amortisation and depreciation amount (see note 4) to conform with the IFRS Accounting Standards requirement to disclose, separately, material items of income or expense for 2024, 2023 and 2022
5Other costs includes care and maintenance costs which were mainly incurred at Cooke (R970 million), Kloof (R340 million), Burnstone (R194 million) and Marikana (R69 million)

Figures in million – SA rand	Total US PGM operations	Undergroun d	Recycling	Total SA operations	Total SA PGM	Rustenburg	Marikana	Kroondal	Platinum Mile	Mimosa	Corporate and reconciling items[1]	Total SA gold	Driefontein	Kloof	Beatrix	Cooke	DRDGOLD	Corporate and reconciling items[1]
2023
Revenue	23,812	10,494	13,318	84,736	55,593	22,722	27,282	4,563	1,026	3,217	(3,217)	29,143	8,292	8,833	4,804	1,398	5,816	—
Underground	10,494	10,494	—	73,257	52,375	20,530	27,282	4,563	—	3,217	(3,217)	20,882	8,106	8,062	4,714	—	—	—
Surface	—	—	—	11,479	3,218	2,192	—	—	1,026	—	—	8,261	186	771	90	1,398	5,816	—
Recycling	13,318	—	13,318	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Cost of sales, before amortisation and depreciation[2]	(22,391)	(9,680)	(12,711)	(60,780)	(36,699)	(15,147)	(16,961)	(3,950)	(641)	(2,409)	2,409	(24,081)	(6,567)	(8,149)	(4,059)	(1,266)	(4,040)	—
Underground	(9,680)	(9,680)	—	(52,802)	(34,819)	(13,908)	(16,961)	(3,950)	—	(2,409)	2,409	(17,983)	(6,468)	(7,552)	(3,963)	—	—	—
Surface	—	—	—	(7,978)	(1,880)	(1,239)		—	(641)	—	—	(6,098)	(99)	(597)	(96)	(1,266)	(4,040)	—
Recycling	(12,711)	—	(12,711)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Amortisation and depreciation	(3,390)	(3,386)	(4)	(5,357)	(2,975)	(1,135)	(1,537)	(234)	(47)	(475)	453	(2,382)	(1,015)	(796)	(328)	(1)	(194)	(48)
Interest income	213	213	—	1,089	478	50	248	126	42	32	(20)	611	75	73	41	24	311	87
Finance expense	(1,134)	(1,134)	—	(1,603)	(706)	(4,066)	(413)	(122)	—	(28)	3,923	(897)	(116)	(126)	(113)	(113)	(72)	(357)
Share-based payments	(39)	(39)	—	(71)	(18)	(9)	(13)	5	—	—	(1)	(53)	(3)	(2)	—	—	(25)	(23)
(Loss)/gain on financial instruments	(2,064)	(2,064)	—	1,938	1,957	5,067	1,753	(148)	—	—	(4,715)	(19)	23	18	13	28	14	(115)
Gain/(loss) on foreign exchange differences	12	12	—	1,920	1,894	(5)	1,703	165	33	(233)	231	26	—	—	—	—	5	21
Share of results of equity-accounted investees after tax	—	—	—	(1,156)	(1,471)	—	8	—	—	—	(1,479)	315	—	—	—	—	—	315
Other costs[3]	(108)	(108)	—	(3,411)	(1,441)	83	(696)	(124)	(282)	(30)	(392)	(1,970)	(79)	(147)	(267)	(887)	(20)	(570)
Other income	12	12	—	1,071	571	2	164	50	—	37	318	500	3	—	19	(19)	1	496
(Loss)/gain on disposal of property, plant and equipment	(45)	(45)	—	150	79	33	44	3	—	(1)	—	71	23	15	16	—	10	7
Reversal of impairments/(impairments)	(38,919)	(38,919)	—	(3,239)	(506)	(2)	—	(21)	—	(2,287)	1,804	(2,733)	(2)	(1,616)	—	—	—	(1,115)
Gain on acquisition	—	—	—	898	898	—	—	898	—	—	—	—	—	—	—	—	—	—
Occupational healthcare gain	—	—	—	365	—	—	—	—	—	—	—	365	—	—	—	—	—	365
Restructuring costs	(41)	(41)	—	(474)	(351)	(94)	(206)	(50)	—	—	(1)	(123)	(25)	(232)	147	(4)	—	(9)
Transaction costs	(27)	(27)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Royalties and carbon tax	—	—	—	(921)	(805)	(355)	(442)	(9)	—	(133)	134	(116)	(41)	(44)	(24)	(6)	(1)	—
Mining and income tax	7,612			(5,116)	(4,152)	(1,734)	(2,161)	(99)	(35)	410	(533)	(964)	(814)	(571)	(469)	(1)	(432)	1,323
Current taxation	343			(3,408)	(3,081)	(1,195)	(1,621)	(124)	(11)	(38)	(92)	(327)	(2)	—	1	(1)	(305)	(20)
Deferred taxation	7,269			(1,708)	(1,071)	(539)	(540)	25	(24)	448	(441)	(637)	(812)	(571)	(470)	—	(127)	1,343
(Loss)/profit for the year	(36,497)			10,039	12,346	5,410	8,773	1,053	96	(1,900)	(1,086)	(2,307)	(246)	(2,744)	(220)	(847)	1,373	377

Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(5,108)	(5,108)	—	(24,621)	(15,157)	(5,628)	(8,036)	(1,446)	(47)	(25)	25	(9,464)	(3,229)	(3,235)	(2,049)	(245)	(706)	—
Consumable stores	(3,467)	(3,467)	—	(18,551)	(12,569)	(3,359)	(7,962)	(1,069)	(179)	—	—	(5,982)	(1,395)	(1,728)	(979)	(668)	(1,212)	—
Utilities	(647)	(647)	—	(9,454)	(3,943)	(1,835)	(1,715)	(391)	(2)	(242)	242	(5,511)	(1,973)	(1,740)	(584)	(594)	(620)	—
Mine contracts	(2,076)	(2,076)	—	(5,400)	(2,346)	(1,234)	(227)	(668)	(217)	—	—	(3,054)	(708)	(696)	(518)	(391)	(741)	—
Recycling	(12,711)	—	(12,711)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other	1,618	1,618	—	(2,754)	(2,684)	(3,091)	979	(376)	(196)	(2,142)	2,142	(70)	738	(750)	71	632	(761)	—
Total cost of sales before amortisation and depreciation	(22,391)	(9,680)	(12,711)	(60,780)	(36,699)	(15,147)	(16,961)	(3,950)	(641)	(2,409)	2,409	(24,081)	(6,567)	(8,149)	(4,059)	(1,266)	(4,040)	—

Capital expenditure
Sustaining capital expenditure	(2,180)	(2,178)	(2)	(3,514)	(2,057)	(644)	(1,097)	(286)	(30)	(1,057)	1,057	(1,457)	(490)	(421)	(114)	—	(432)	—
Ore reserve development	(3,889)	(3,889)	—	(5,248)	(2,551)	(669)	(1,882)	—	—	—	—	(2,697)	(1,461)	(912)	(324)	—	—	—
Growth projects	(774)	(774)	—	(3,591)	(1,038)	—	(893)	(20)	(125)	—	—	(2,553)	—	(117)	—	—	(882)	(1,554)
Total capital expenditure	(6,843)	(6,841)	(2)	(12,353)	(5,646)	(1,313)	(3,872)	(306)	(155)	(1,057)	1,057	(6,707)	(1,951)	(1,450)	(438)	—	(1,314)	(1,554)
1Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals, such as intercompany eliminations and share of results of equity-accounted investees after tax. This does not represent a separate segment as it does not generate revenue
2Included in cost of sales, before amortisation and depreciation is total write-down of inventory to net realisable value amounting to R1,694 million. This write-down mainly relates to PGM in process and PGM finished goods of R1,179 million and
R423 million, respectively, of which R1,374 million relates to Stillwater as a result of the lower commodity price environment
3Other costs includes care and maintenance costs which were mainly incurred at Cooke (R883 million), Kloof (R117 million), Beatrix (R261 million) and Marikana (R103 million)

Figures in million – SA rand	Total US PGM operations	Undergroun d	Recycling	Total SA operations	Total SA PGM	Rustenburg	Marikana	Kroondal	Platinum Mile	Mimosa	Corporate and reconciling items[1]	Total SA gold	Driefontein	Kloof	Beatrix	Cooke	DRDGOLD	Corporate and reconciling items[1]
2022
Revenue	46,090	13,823	32,267	89,507	71,665	29,104	32,753	8,371	1,437	4,267	(4,267)	17,842	4,486	4,486	2,681	915	5,274	—
Underground	13,823	13,823	—	78,951	68,182	27,058	32,753	8,371	—	4,267	(4,267)	10,769	4,213	3,924	2,632	—	—	—
Surface	—	—	—	10,556	3,483	2,046	—	—	1,437	—	—	7,073	273	562	49	915	5,274	—
Recycling	32,267	—	32,267	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Cost of sales, before amortisation and depreciation	(38,452)	(7,459)	(30,993)	(52,454)	(32,280)	(13,546)	(14,603)	(3,548)	(583)	(1,936)	1,936	(20,174)	(5,281)	(6,381)	(3,910)	(822)	(3,780)	—
Underground	(7,459)	(7,459)	—	(45,275)	(30,528)	(12,377)	(14,603)	(3,548)	—	(1,936)	1,936	(14,747)	(5,085)	(5,821)	(3,841)	—	—	—
Surface	—	—	—	(7,179)	(1,752)	(1,169)	—	—	(583)	—	—	(5,427)	(196)	(560)	(69)	(822)	(3,780)	—
Recycling	(30,993)	—	(30,993)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Amortisation and depreciation	(2,803)	(2,799)	(4)	(4,126)	(2,418)	(981)	(1,205)	(180)	(40)	(342)	330	(1,708)	(721)	(469)	(305)	(3)	(176)	(34)
Interest income	309	81	228	893	402	43	214	109	30	102	(96)	491	68	57	35	35	265	31
Finance expense	(952)	(952)	—	(1,547)	(831)	(4,618)	(320)	(111)	—	(36)	4,254	(716)	(100)	(95)	(95)	(86)	(78)	(262)
Share-based payments	(47)	(47)	—	(169)	(73)	(27)	(36)	(9)	(1)	—	—	(96)	(20)	(15)	(10)	—	(19)	(32)
(Loss)/gain on financial instruments	(242)	(242)	—	(4,188)	(3,477)	(9,520)	(1,502)	—	—	(16)	7,561	(711)	7	8	6	—	—	(732)
(Loss)/gain on foreign exchange differences	(8)	(8)	—	623	208	155	(127)	165	5	(482)	492	415	—	—	—	—	4	411
Share of results of equity-accounted investees after tax	—	—	—	1,298	1,062	—	—	—	—	—	1,062	236	—	—	—	—	—	236
Other costs	(129)	(129)	—	(3,379)	(1,616)	161	(1,040)	(123)	(407)	(22)	(185)	(1,763)	(169)	(149)	(95)	(713)	(21)	(616)
Other income	102	102	—	963	385	2	220	133	—	1	29	578	2	—	—	(54)	85	545
Gain/(loss) on disposal of property, plant and equipment	5	5	—	157	54	20	35	—	—	(2)	1	103	16	19	9	—	10	49
Impairments	—	—	—	6	6	—	7	(1)	—	—	—	—	—	—	—	—	—	—
Gain on acquisition	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Occupational healthcare gain	—	—	—	211	—	—	—	—	—	—	—	211	—	—	—	—	—	211
Restructuring costs	(2)	(2)	—	(361)	(26)	(10)	(13)	(3)	—	—	—	(335)	(6)	(33)	(290)	(2)	—	(4)
Transaction costs	(8)	(8)	—	(2)	(3)	—	(3)	—	—	—	—	1	—	—	—	—	—	1
Royalties and carbon tax	—	—	—	(1,824)	(1,772)	(1,023)	(735)	(13)	—	(127)	126	(52)	(22)	(22)	(3)	(5)	—	—
Mining and income tax	(340)	—	—	(8,541)	(9,705)	(3,759)	(4,459)	(1,348)	(122)	(346)	329	1,164	78	(187)	154	—	(351)	1,470
Current taxation	(655)			(8,623)	(8,373)	(3,169)	(3,766)	(1,288)	(130)	(208)	188	(250)	(6)	(3)	—	—	(226)	(15)
Deferred taxation	315			82	(1,332)	(590)	(693)	(60)	8	(138)	141	1,414	84	(184)	154	—	(125)	1,485
Profit/(loss) for the year	3,523			17,067	21,581	(3,999)	9,186	3,442	319	1,061	11,572	(4,514)	(1,662)	(2,781)	(1,823)	(735)	1,213	1,274

Cost of sales before amortisation and depreciation consists of the following:
Salaries and wages	(4,439)	(4,439)	—	(21,848)	(13,968)	(5,305)	(7,368)	(1,261)	(34)	(22)	22	(7,880)	(2,543)	(2,551)	(1,897)	(220)	(669)	—
Consumable stores	(2,743)	(2,743)	—	(15,855)	(11,165)	(2,937)	(7,070)	(980)	(178)	—	—	(4,690)	(1,014)	(1,328)	(749)	(493)	(1,106)	—
Utilities	(433)	(433)	—	(7,844)	(3,335)	(1,573)	(1,437)	(323)	(2)	(145)	145	(4,509)	(1,341)	(1,507)	(588)	(467)	(606)	—
Mine contracts	(1,293)	(1,293)	—	(4,875)	(2,060)	(1,318)	(2)	(540)	(200)	—	—	(2,815)	(515)	(634)	(465)	(563)	(638)	—
Recycling	(30,993)	—	(30,993)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other	1,449	1,449	—	(2,032)	(1,752)	(2,413)	1,274	(444)	(169)	(1,769)	1,769	(280)	132	(361)	(211)	921	(761)	—
Total cost of sales before amortisation and depreciation	(38,452)	(7,459)	(30,993)	(52,454)	(32,280)	(13,546)	(14,603)	(3,548)	(583)	(1,936)	1,936	(20,174)	(5,281)	(6,381)	(3,910)	(822)	(3,780)	—

Capital expenditure
Sustaining capital expenditure	(1,185)	(1,184)	(1)	(3,671)	(2,056)	(690)	(1,072)	(273)	(21)	(864)	864	(1,615)	(358)	(455)	(155)	—	(647)	—
Ore reserve development	(2,887)	(2,887)	—	(3,753)	(2,123)	(687)	(1,436)	—	—	—	—	(1,630)	(794)	(620)	(216)	—	—	—
Growth projects	(1,345)	(1,345)	—	(2,239)	(925)	—	(924)	—	—	—	(1)	(1,314)	—	(210)	(4)	—	(124)	(976)
Total capital expenditure	(5,417)	(5,416)	(1)	(9,663)	(5,104)	(1,377)	(3,432)	(273)	(21)	(864)	863	(4,559)	(1,152)	(1,285)	(375)	—	(771)	(976)
1Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals, such as intercompany eliminations and share of results of equity-accounted investees after tax. This does not represent a separate segment as it does not generate revenue
2.2    Sandouville nickel refinery and Century zinc retreatment operation

	31 December 2024						31 December 2023						31 December 2022
Figures in million – SA rand	Total EU operations	Sandouville nickel refinery	Corporate and reconciling items[1]	Total AUS operations	Century zinc retreatment operation	Corporate and reconciling items[1]	Total EU operations	Sandouville nickel refinery	Corporate and reconciling items[1]	Total AUS operations	Century zinc retreatment operation[2]	Corporate and reconciling items[1]	Total EU operations	Sandouville nickel refinery[3]	Corporate and reconciling items[1]
Revenue	2,784	2,784	—	3,983	3,983	—	3,024	3,024	—	2,251	2,251	—	3,140	3,140	—
Underground	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Surface	—	—	—	3,983	3,983	—	—	—	—	2,251	2,251	—	—	—	—
Recycling/processing	2,784	2,784	—	—	—	—	3,024	3,024	—	—	—	—	3,140	3,140	—
Cost of sales, before amortisation and depreciation	(3,384)	(3,384)	—	(3,326)	(3,326)	—	(4,329)	(4,329)	—	(2,256)	(2,256)	—	(3,631)	(3,631)	—
Underground	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Surface	—	—	—	(3,326)	(3,326)	—	—	—	—	(2,256)	(2,256)	—	—	—	—
Recycling/processing	(3,384)	(3,384)	—	—	—	—	(4,329)	(4,329)	—	—	—	—	(3,631)	(3,631)	—
Amortisation and depreciation	(38)	(29)	(9)	(118)	(117)	(1)	(206)	(199)	(7)	(1,059)	(1,059)	—	(158)	(153)	(5)
Interest income	53	1	52	2	1	1	53	—	53	10	6	4	—	—	—
Finance expense	(204)	(70)	(134)	(302)	(288)	(14)	(67)	(13)	(54)	(184)	(158)	(26)	(15)	(13)	(2)
Share-based payments	(13)	(7)	(6)	(5)	(5)	—	6	(8)	14	—	—	—	—	—	—
Gain/(loss) on financial instruments	772	7	765	(269)	(269)	—	(168)	44	(212)	515	515	—	144	—	144
(Loss)/gain on foreign exchange differences	(97)	(110)	13	12	10	2	55	55	—	(39)	(4)	(35)	(49)	9	(58)
Share of results of equity-accounted investees after tax	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other costs	(489)	(328)	(161)	(237)	(108)	(129)	(2,096)	(1,962)	(134)	(223)	(223)	—	(116)	(31)	(85)
Other income	1,030	1,019	11	213	200	13	102	95	7	42	42	—	45	44	1
Gain/(loss) on disposal of property, plant and equipment	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Impairments	(221)	(221)	—	(111)	(4)	(107)	(1,607)	(1,607)	—	(3,689)	(3,689)	—	—	—	—
Occupational healthcare gain	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Restructuring costs	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Transaction costs	(193)	(193)	—	(21)	—	(21)	—	—	—	(2)	—	(2)	—	—	—
Royalties and carbon tax	—	—	—	(216)	(216)	—	—	—	—	(131)	(131)	—	—	—	—
Mining and income tax	4	—	4	—	—	—	(44)	—	(44)	(2)	—	(2)	(39)	—	(39)
Current taxation	—	—	—	—	—	—	(80)	—	(80)	(2)	—	(2)	—	—	—
Deferred taxation	4	—	4	—	—	—	36	—	36	—	—	—	(39)	—	(39)
Profit/(loss) for the year	4	(531)	535	(395)	(139)	(256)	(5,277)	(4,900)	(377)	(4,767)	(4,706)	(61)	(679)	(635)	(44)

Cost of sales before amortisation and depreciation consists of the following[4]:
Salaries and wages	(350)	(350)	—	(537)	(537)	—	(360)	(360)	—	(502)	(502)	—	(257)	(257)	—
Consumable stores	(2,276)	(2,276)	—	(769)	(769)	—	(3,015)	(3,015)	—	(745)	(745)	—	(3,331)	(3,331)	—
Utilities	(8)	(8)	—	(561)	(561)	—	(424)	(424)	—	(504)	(504)	—	(188)	(188)	—
Mine contracts	(331)	(331)	—	(328)	(328)	—	(374)	(374)	—	(155)	(155)	—	(334)	(334)	—
Recycling	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Other	(419)	(419)	—	(1,131)	(1,131)	—	(156)	(156)	—	(350)	(350)	—	479	479	—
Total cost of sales before amortisation and depreciation	(3,384)	(3,384)	—	(3,326)	(3,326)	—	(4,329)	(4,329)	—	(2,256)	(2,256)	—	(3,631)	(3,631)	—

Capital expenditure
Sustaining capital expenditure	(173)	(173)	—	(186)	(186)	—	(248)	(248)	—	(114)	(114)	—	(90)	(90)	—
Ore reserve development	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Growth projects	(6,221)	—	(6,221)	(16)	(6)	(10)	(2,470)	—	(2,470)	(51)	(51)	—	(729)	—	(729)
Total capital expenditure	(6,394)	(173)	(6,221)	(202)	(192)	(10)	(2,718)	(248)	(2,470)	(165)	(165)	—	(819)	(90)	(729)
1Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate revenue. Corporate and reconciling items for total EU operations includes Keliber
2Century's results are included for the 10 months ended 31 December 2023 since the effective date of acquisition
3Sandouville nickel refinery's results are included for the eleven months ended 31 December 2022 since the effective date of acquisition
4The Group disaggregated the cost of sales before amortisation and depreciation (see note 4) to conform with the IFRS Accounting Standards requirement to disclose, separately, material items of income or expense